Business Combination - Acquisition of Precision Clinic in 2020 (Details) ¥ in Thousands		12 Months Ended
	Nov. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2020 shares	Jan. 04, 2021 USD ($)	Nov. 30, 2020 CNY (¥)
Disclosure of detailed information about business combination [line items]
Closing price | $ / shares	$ 8.91
Precision clinic
Disclosure of detailed information about business combination [line items]
Cash transferred | ¥				¥ 10,667
Acquisition consideration in form of ordinary shares	$ 9,208,000
Shanghai Niufeng
Disclosure of detailed information about business combination [line items]
Shares subscribed by related party | shares	117,828
Shanghai Niufeng | Precision clinic
Disclosure of detailed information about business combination [line items]
Equity interest acquired	100.00%			100.00%
Former minority shareholder
Disclosure of detailed information about business combination [line items]
Shares subscribed by related party | shares	39,275
Shares issued to related party			39,275
SHH
Disclosure of detailed information about business combination [line items]
Shares issued to related party			451,439
Shanghai Peiyun
Disclosure of detailed information about business combination [line items]
Shares subscribed by related party | shares		333,611
Repay the loan to related party	$ 22,651,000